5. Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2015	2014
Furniture	$103,515	$6,536
Computers	10,001	11,091
Software	62,610	16,894
Leasehold improvements	80,638	—
	256,764	34,521
Less accumulated depreciation	(7,439)	(28,462)
	$249,325	$6,059